Income Taxes - Schedule of Income Tax Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Computed "expected" tax expense					$ (22,845)	$ (22,294)
Increase (reduction) in income taxes resulting from:
Change in the valuation allowance					22,501	22,249
State taxes, net of federal benefit					(254)	(223)
Federal research and development credits					(35)	(125)
Change in state rate					(5)	(106)
Other, net					638	499
Total income tax expense/(benefit)	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0